INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details 1
Income tax - statutory rate	34.00%	34.00%
State and local, net	1.00%	0.00%
Valuation allowance on deferred tax assets	0.00%	(12.00%)
Effective income tax rate	35.00%	22.00%